UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Duma Capital Partners, L.P.
Address:    1370 Avenue of the Americas, 23rd Floor
            New York, NY 10019

13F File Number: 028-11715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sangyeup Lee
Title:    Chief Operating Officer
Phone:    (212) 918-1731

Signature, Place and Date of Signing:


    /s/  Sangyeup Lee             New York, NY              February 14, 2008
    -------------------------     ----------------------    -----------------
             [Signature]             [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
                                         ------------

Form 13F Information Table Entry Total:  41
                                         -----------

Form 13F Information Table Value Total:  $92237
                                         -----------
                                         (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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

                                                     FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6  COLUMN 7             COLUMN 8

                                                             VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER           VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT PRN CALL DISCRETION MANAGERS     SOLE   SHARED    NONE
AK STL HLDG CORP                COM               001547108     925    20000  SH       SOLE                    20000
------------------------------------------------------------------------------------------------------------------------------------

AMBASSADORS GROUP INC           COM               023177108     916    50000  SH       SOLE                    50000
------------------------------------------------------------------------------------------------------------------------------------

AMER EXPRESS CO                 COM               025816109    4162    80000  SH CALL  SOLE                    80000
------------------------------------------------------------------------------------------------------------------------------------

AMERICA MOVIL SAB DE CV         SPON ADR L SHS    02364W105    1535    25000  SH       SOLE                    25000
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN TOWER CORP             CL A              029912201     426    10000  SH       SOLE                    10000
------------------------------------------------------------------------------------------------------------------------------------

COMPUCREDIT CORP                COM               20478N100     499    50000  SH       SOLE                    50000
------------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                  COM               20825C104     442     5000  SH       SOLE                     5000
------------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                  COM               20825C104    7064    80000  SH CALL  SOLE                    80000
------------------------------------------------------------------------------------------------------------------------------------

CYPRESS SEMICONDUCTOR CORP      COM               232806109     901    25000  SH       SOLE                    25000
------------------------------------------------------------------------------------------------------------------------------------

DIME BANCORP INC NEW            *W EXP 99/99/999  25429Q110      81   500000  SH       SOLE                   500000
------------------------------------------------------------------------------------------------------------------------------------

DOLLAR FINL CORP                COM               256664103    3376   110000  SH       SOLE                   110000
------------------------------------------------------------------------------------------------------------------------------------

FREEPORT-MCMORAN COPPER & GO    COM               35671D857     615     6000  SH       SOLE                     6000
------------------------------------------------------------------------------------------------------------------------------------

FRONTEER DEV GROUP INC          COM               35903Q106     478    48000  SH       SOLE                    48000
------------------------------------------------------------------------------------------------------------------------------------

GENERAL ELECTRIC CO             COM               369604103    3707   100000  SH CALL  SOLE                   100000
------------------------------------------------------------------------------------------------------------------------------------

GENERAL MTRS CORP               DEB SR CV C 33    370442717    2356   120000  SH       SOLE                   120000
------------------------------------------------------------------------------------------------------------------------------------

GRACE W R & CO DEL NEW          COM               38388F108    9611   367114  SH       SOLE                   567114
------------------------------------------------------------------------------------------------------------------------------------

HARVEST NATURAL RESOURCES INC   COM               41754V103     875    70000  SH       SOLE                    70000
------------------------------------------------------------------------------------------------------------------------------------



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

                                                     FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6  COLUMN 7             COLUMN 8

                                                             VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER           VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT PRN CALL DISCRETION MANAGERS     SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

HORSEHEAD HLDG CORP             COM               440694305     842    49600  SH       SOLE                    49600
------------------------------------------------------------------------------------------------------------------------------------

INVITROGEN CORP                 COM               46185R100     579     6200  SH       SOLE                     6200
------------------------------------------------------------------------------------------------------------------------------------

ISHARES INC                     MSCI BRAZIL       464286400    2913    36100  SH       SOLE                    36100
------------------------------------------------------------------------------------------------------------------------------------

ISHARES INC                     MSCI JAPAN        464286848    1930   145200  SH       SOLE                   145200
------------------------------------------------------------------------------------------------------------------------------------

ISHARES TR                      MSCI EMERG MKT    464287234     376     2500  SH       SOLE                     2500
------------------------------------------------------------------------------------------------------------------------------------

KHD HUMBOLDT WEDAG INTL LTD     COM               482462108    2884    96200  SH       SOLE                    96200
------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON INC                  COM               524901105    2195    30000  SH       SOLE                    30000
------------------------------------------------------------------------------------------------------------------------------------

METROPOLITAN HEALTH NETWORKS    COM               592142103      72    30000  SH       SOLE                    30000
------------------------------------------------------------------------------------------------------------------------------------

MICROSOFT CORP                  COM               594918104    3738   105000  SH       SOLE                   105000
------------------------------------------------------------------------------------------------------------------------------------

NYSE EURONEXT                   COM               629491101    1755    20000  SH       SOLE                    20000
------------------------------------------------------------------------------------------------------------------------------------

PAN AMERICAN SILVER CORP        COM               697900108     349    10000  SH       SOLE                    10000
------------------------------------------------------------------------------------------------------------------------------------

PATRIOT COAL CORP               COM               70336T104     223     5350  SH       SOLE                     5350
------------------------------------------------------------------------------------------------------------------------------------

PEABODY ENERGY CORP             COM               704549104    3421    55500  SH       SOLE                    55500
------------------------------------------------------------------------------------------------------------------------------------

POWERSECURE INTL INC            COM               73936N105     675    50000  SH       SOLE                    50000
------------------------------------------------------------------------------------------------------------------------------------

QUILMES INDL QUINSA SOCIETE     SP ADR CL B       74838Y207   21800   268305  SH       SOLE                   268305
------------------------------------------------------------------------------------------------------------------------------------

SPDR TR                         UNIT SER 1        78462F103    3421    23400  SH       SOLE                    23400
------------------------------------------------------------------------------------------------------------------------------------

SHAW GROUP INC                  COM               820280105     907    15000  SH       SOLE                    15000
------------------------------------------------------------------------------------------------------------------------------------

SILVER STD RES INC              COM               82823L106     365    10000  SH       SOLE                    10000
------------------------------------------------------------------------------------------------------------------------------------

SLM CORP                        COM               78442P106     504    25000  SH       SOLE                    25000
------------------------------------------------------------------------------------------------------------------------------------



                                                                 4

                                                     FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6  COLUMN 7             COLUMN 8

                                                             VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER           VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT PRN CALL DISCRETION MANAGERS     SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

STERLITE INDS INDIA LTD         ADS               859737207    1043    40000  SH       SOLE                    40000
------------------------------------------------------------------------------------------------------------------------------------

TORCH ENERGY ROYALTY TRUST      UNIT BEN INT      891013104     504    48171  SH       SOLE                    48171
------------------------------------------------------------------------------------------------------------------------------------

TRANSMERIDIAN EXPL INC          COM               89376N108      99    50000  SH       SOLE                    50000
------------------------------------------------------------------------------------------------------------------------------------

WELLCARE HEALTH PLANS INC       COM               94946T106    1696    40000  SH       SOLE                    40000
------------------------------------------------------------------------------------------------------------------------------------

YAHOO INC                       COM               984332106    1977    85000  SH       SOLE                    85000
------------------------------------------------------------------------------------------------------------------------------------



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